PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Common Stock - 99.7%

	Shares	Value
AEROSPACE & DEFENSE - 3.0%
Curtiss-Wright Corporation	10,400	$1,442,168
Vectrus, Inc. (a)	28,000	1,281,560
		2,723,728
AUTO COMPONENTS - 1.3%
Standard Motor Products, Inc.	21,900	1,147,341

AUTOMOBILES - 2.3%
Winnebago Industries, Inc.	27,467	2,057,828

BANKS - 19.7%
BOK Financial Corporation	17,464	1,842,277
Brookline Bancorp, Inc.	130,700	2,116,033
Cambridge Bancorp	23,530	2,202,173
Central Pacific Financial Corporation	33,183	934,765
Colony Bankcorp, Inc.	129,779	2,215,327
F.N.B. Corporation	75,480	915,572
International Bancshares Corporation	41,700	1,767,663
OFG Bancorp	87,500	2,324,000
RBB Bancorp	25,600	670,720
South Plains Financial, Inc.	102,800	2,858,868
		17,847,398
BUILDING PRODUCTS - 1.1%
American Woodmark Corporation (a)	15,500	1,010,600

CAPITAL MARKETS - 1.9%
Hercules Capital, Inc.	105,998	1,758,507

CHEMICALS - 1.1%
Cabot Corporation	18,273	1,026,943

CONSTRUCTION MATERIALS - 2.1%
Eagle Materials Inc.	11,400	1,897,644

CONTAINERS & PACKAGING - 4.6%
Berry Global Group, Inc. (a)	29,400	2,169,132
Graphic Packaging Holding Co.	102,100	1,990,950
		4,160,082
DIVERSIFIED CONSUMER SERVICES - 2.1%
Perdoceo Education Corporation (a)	160,300	1,885,128

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 6.6%
Arrow Electronics, Inc. (a)	14,900	2,000,623
Insight Enterprises, Inc. (a)	14,027	1,495,278
Kimball Electronics, Inc. (a)	34,745	756,051
Methode Electronics, Inc.	34,400	1,691,448
		5,943,400
ENERGY EQUIPMENT & SERVICES - 1.3%
Dril-Quip, Inc. (a)	60,400	1,188,672

ENTERTAINMENT - 2.1%
Cinemark Holdings, Inc.	116,258	1,874,079

FOOD PRODUCTS - 4.3%
Ingredion Incorporated	20,300	1,961,792
Sanderson Farms, Inc.	10,250	1,958,570
		3,920,362
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
Natus Medical, Inc. (a)	46,220	1,096,801

HEALTH CARE TECHNOLOGY - 1.3%
Computer Programs and Systems, Inc.	38,650	1,132,445

HOUSEHOLD PRODUCTS - 1.2%
Central Garden and Pet Company, Class A (a)	22,800	1,090,980

INSURANCE - 1.7%
FedNat Holding Company (a)	459,500	647,895
United Insurance Holdings Corporation	198,351	860,843
		1,508,738
IT SERVICES - 6.5%
CSG Systems International, Inc.	36,400	2,097,368
EVERTEC Inc	42,300	2,114,154
Maximus Inc.	21,000	1,673,070
		5,884,592
LEISURE PRODUCTS - 0.8%
Johnson Outdoors, Inc.	7,700	721,413

MACHINERY - 8.3%
Allison Transmission Holdings, Inc.	54,800	1,991,980
Exco Technologies Limited	273,400	2,231,439
Oshkosh Corporation	10,400	1,172,184
Regal Rexnord Corporation	5,789	985,172
Wabash National Corporation (a)	59,800	1,167,296
		7,548,071
OIL, GAS & CONSUMABLE FUELS - 3.5%
CVR Energy, Inc.	79,500	1,336,395
Diamondback Energy, Inc.	17,370	1,873,354
		3,209,749
PHARMACEUTICALS - 3.1%
Harmony Biosciences Holdings, Inc. (a)	30,900	1,317,576
Pacira BioSciences, Inc.	8,600	517,462
Supernus Pharmaceuticals, Inc. (a)	32,900	959,364
		2,794,402
PROFESSIONAL SERVICES - 7.6%
Barrett Business Services, Inc.	30,100	2,078,706
BGSF Inc.	95,516	1,370,655
Kforce, Inc.	26,194	1,970,313
Science Applications International Corporation	17,700	1,479,543
		6,899,217
ROAD & RAIL - 1.7%
Knight-Swift Transportation Holdings, Inc.	24,494	1,492,664

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
MKS Instruments, Inc.	8,500	1,480,445

SOFTWARE - 1.0%
Enghouse Systems Limited	23,500	900,970

SPECIALTY RETAIL - 1.7%
Asbury Automotive Group, Inc. (a)	8,646	1,493,424

TEXTILES & APPAREL & LUXURY GOODS - 2.2%
Crocs, Inc. (a)	5,610	719,314
Superior Group of Companies, Inc.	57,100	1,252,774
		1,972,088
TRADING COMPANIES & DISTRIBUTORS - 2.8%
Air Lease Corporation	36,300	1,605,549
Applied Industrial Technologies, Inc.	9,000	924,300
		2,529,849

TOTAL COMMON STOCK
(Cost $ 64,784,980)		90,197,560

SHORT TERM INVESTMENTS - 0.3%
	Par Value	Value
Money Market -0.3%
Federated Hermes Treasury Obligations Fund, 0.01% (b)
(Cost $ 313,703)	313,703	$313,703

TOTAL INVESTMENTS - 100.0%
(Cost $ 65,098,683)		90,511,263
OTHER ASSETS & LIABILITIES (NET) - (0.0)%		(12,954)
NET ASSETS - 100%		$90,498,309

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on December 31, 2021.
(c)	At December 31 ,2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 65,653,427 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$28,308,641
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,450,805)
Net unrealized appreciation/(depreciation)	$24,857,836

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	24.5%
Financials	23.3%
Information Technology	15.7%
Consumer Discretionary	10.3%
Materials	7.8%
Health Care	5.6%
Consumer Staples	5.5%
Energy	4.9%
Communication Services	2.1%
Cash and Other Assets (Net)	0.3%
100.0%

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Common Stock - 98.3%

	Shares	Value
AEROSPACE & DEFENSE - 1.9%
Safran SA	34,774	$4,257,185

BANKS - 6.3%
U.S. Bancorp	135,287	7,599,071
Wells Fargo & Company	132,652	6,364,643
		13,963,714
BEVERAGES - 4.8%
Coca-Cola Company (The)	143,591	8,502,023
Constellation Brands, Inc. (a)	8,942	2,244,174
		10,746,197
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Global Payments, Inc.	13,811	1,866,971

COMMUNICATIONS EQUIPMENT - 2.6%
Cisco Systems, Inc.	92,284	5,848,037

DIVERSIFIED FINANCIAL SERVICES - 1.6%
American Express Company	21,989	3,597,400

FOOD PRODUCTS - 1.1%
Nestle, S.A. (b)	16,534	2,320,878

HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%
Abbott Laboratories	26,195	3,686,684
Medtronic Plc	52,090	5,388,711
		9,075,395
HEALTH CARE PROVIDERS & SERVICES - 10.8%
Anthem, Inc.	14,063	6,518,763
CIGNA Corporation	10,264	2,356,922
Quest Diagnostics Incorporated	25,277	4,373,174
UnitedHealth Group, Inc.	21,379	10,735,251
		23,984,110
HOTELS, RESTAURANTS & LEISURE - 2.0%
Compass Group Plc (b)	192,726	4,446,189

HOUSEHOLD PRODUCTS - 1.8%
Unilever Plc (b)	75,345	4,052,808

INDUSTRIAL CONGLOMERATES - 1.3%
3M Company	15,933	2,830,179

INTERACTIVE MEDIA & SERVICES - 8.8%
Alphabet, Inc. Class A (a)	2,570	7,445,393
Alphabet, Inc. Class C (a)	1,460	4,224,641
Facebook, Inc. (a)	19,687	6,621,722
Lyft, Inc. (a)	29,827	1,274,508
		19,566,264
IT Services - 21.2%
Accenture Plc	25,170	10,434,223
Adobe Systems Incorporated (a)	6,133	3,477,779
Microsoft Corporation	43,502	14,630,593
Oracle Corporation	92,826	8,095,355
salesforce.com, inc. (a)	10,248	2,604,324
SAP AG (b)	34,132	4,782,235
Visa, Inc.	13,745	2,978,679
		47,003,188
MACHINERY - 1.5%
Otis Worldwide Corp.	38,041	3,312,230

MULTILINE RETAIL - 2.8%
TJX Companies, Inc. (The)	81,778	6,208,586

PHARMACEUTICALS - 8.7%
Eli Lilly and Company	14,134	3,904,094
Johnson & Johnson	39,474	6,752,817
Merck & Co., Inc.	43,357	3,322,880
Organon & Co.	4,095	124,693
Roche Holding Ltd. (b)	102,563	5,301,481
		19,405,965

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.1%
KLA-Tencor Corporation	4,116	1,770,333
Lam Research Corporation	10,320	7,421,628
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	61,394	7,386,312
Texas Instruments, Inc.	30,780	5,801,107
		22,379,380
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.1%
Apple, Inc.	63,402	11,258,293

TEXTILES, APPAREL & LUXURY GOODS - 1.0%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	13,476	2,230,278

TOTAL COMMON STOCK
(Cost $ 157,178,238)		218,353,247

	Par Value	Value
Short Term Investments - 1.6%
Federated Hermes Treasury Obligations Fund, 0.01% (c)
(Cost $ 3,623,680)	3,623,680	$3,623,680

TOTAL INVESTMENTS - 99.9%
(Cost $ 160,801,918)		221,976,927
OTHER ASSETS & LIABILITIES (NET) - 0.1%		121,140
NET ASSETS - 100%		$222,098,067

(a)	Non-Income producing security
(b)	ADR - American Depositary Receipts
(c)	Interest rate reflects seven-day effective yield on December 31, 2021.
(d)	At December 31, 2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 161,064,163 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$63,237,270
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,324,506)
Net unrealized appreciation/(depreciation)	$60,912,764

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	39.0%
Health Care	23.6%
Communication Services	8.8%
Financials	7.9%
Consumer Staples	7.7%
Consumer Discretionary	5.8%
Industrials	5.5%
CASH + other assets (net)	1.7%
100.0%

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Common Stock - 96.7%

	Shares	Value
AUSTRALIA - 2.6%
Collins Foods Limited	31,200	$303,289
Macquarie Group Limited	2,615	390,520
		693,809
BELGIUM - 1.0%
D'Ieteren S.A.	1,300	253,673

BRAZIL - 1.5%
Equatorial Energia S.A.	100,500	407,954

CANADA - 5.7%
Enghouse Systems Limited	8,200	314,381
Equitable Group Inc.	7,200	392,774
goeasy Ltd.	3,055	433,557
OpenText Corporation	7,400	351,723
		1,492,435
CHINA - 8.1%
Alibaba Group Holding Ltd. (a)	27,700	422,448
Alibaba Group Holding Ltd. (a)(b)	3,000	356,370
Gree Electric Appliances, Inc.	46,300	269,007
Midea Group Co., Ltd.	35,200	407,649
Zhejiang Supor Co.	34,500	336,913
Zhongsheng Group Holdings	43,500	339,238
		2,131,625
DENMARK - 1.5%
Ringkjoebing Landbobank A/S	2,900	389,309

FRANCE - 4.6%
Alten S.A.	1,600	288,379
LVMH Moet Hennessy Louis Vuitton SE	95	78,537
Neurones S.A.	6,500	280,873
SEB SA	3,650	568,211
		1,216,000
GERMANY - 3.4%
Brenntag AG	2,500	226,234
VIB Vermögen AG	13,009	672,344
		898,578
GREECE - 1.3%
Jumbo S.A.	24,771	354,918

INDIA - 1.0%
Muthoot Finance Ltd.	12,600	253,514

INDONESIA - 1.4%
PT Bank Rakyat Indonesia Tbk (a)	1,299,645	374,779

ITALY - 2.5%
Brembo S.p.A.	17,500	249,346
Interpump Group S.p.A.	3,800	278,497
SeSa S.p.A.	700	138,026
		665,869
JAPAN - 6.6%
BeNEXT Group, Inc.	26,600	391,071
JAC Recruitment Co., Ltd.	19,100	345,660
NEXTAGE Co., Ltd.	27,600	569,712
Sanwa Holdings Corporation	41,300	440,060
		1,746,503
KENYA - 1.6%
Safaricom PLC	1,292,600	433,532

MALAYSIA - 3.6%
Public Bank Bhd	401,500	400,922
Scientex Berhad	475,000	546,147
		947,069
MEXICO - 3.2%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - B	38,100	256,004
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	23,300	321,247
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	13,300	274,748
		851,999

PERU - 1.3%
Credicorp Ltd.	2,900	354,003

SOUTH AFRICA - 2.9%
AVI Limited	76,900	356,072
FirstRand Limited	104,900	399,619
		755,691
SOUTH KOREA - 3.3%
Hansol Chemical Co., Ltd.	1,000	256,992
Samsung Electronics Company Limited	6,509	428,732
Soulbrain Holdings Co., Ltd. (a)	798	186,955
		872,679
SWEDEN - 6.8%
Bravida Holding AB	49,600	695,744
Essity AB	10,500	342,582
Hexpol AB	27,400	367,093
Knowit AB	9,000	373,264
		1,778,683
TAIWAN - 18.3%
BizLink Holding, Inc.	70,400	664,127
Chailease Holding Co., Ltd.	76,398	727,613
POYA International Co., Ltd.	37,389	572,315
Sercomm Corporation	58,000	158,694
SINBON Electronics Co., Ltd.	134,300	1,378,581
Thinking Electronic Industrial Co., Ltd.	103,400	588,626
Yageo Corporation	41,000	710,576
		4,800,532
THAILAND - 2.9%
Muangthai Capital Public Company Limited	197,100	346,644
TISCO Financial Group	141,700	407,220
		753,864
UNITED KINGDOM - 10.0%
Amcor plc	19,600	235,396
Bunzl plc	6,965	272,166
Games Workshop Group PLC	1,900	256,576
Greggs plc	6,100	275,710
Howden Joinery Group plc	20,200	246,570
Lancashire Holdings Limited	73,305	526,231
Next Fifteen Communications Group plc	20,753	376,663
OSB Group PLC	57,300	430,352
		2,619,664
UNITED STATES - 1.6%
Euronet Worldwide, Inc. (a)	3,500	417,095

TOTAL COMMON STOCK
(Cost $ 20,516,526)		25,463,777

Preferred Stock - 0.5%
GERMANY - 0.5%
Henkel AG & Company
(Cost $ 133,872)	1,500	117,182

SHORT TERM INVESTMENTS - 4.2%	Par Value	Value
Money Market - 4.2%
Federated Hermes Treasury Obligations Fund, 0.01% (c)
(Cost $ 1,091,331)	1,091,331	$1,091,331

TOTAL INVESTMENTS - 101.4%
(Cost $ 21,741,729)		26,672,290
OTHER ASSETS & LIABILITIES (Net) - (1.4%)		(362,854)
NET ASSETS - 100%		$26,309,436

(a)	Non-income producing security.
(b)	ADR, American Depositary Receipt
(c)	Interest rate reflects seven-day effective yield on December 31, 2021.
(d)	At December 31, 2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 21,845,839 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost		$5,653,150
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value		(826,699)
Net unrealized appreciation/(depreciation)		$4,826,451

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	22.1%
Consumer Discretionary	21.3%
Information Technology	20.6%
Industrials	16.8%
Materials	6.0%
Consumer Staples	3.1%
Communication Services	3.1%
Real Estate	2.6%
Utilities	1.6%
Cash and Other Assets (Net)	2.8%
100.0%

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Common Stock - 98.2%

	Shares	Value
BELGIUM - 2.2%
D'leteren SA	144,700	$28,235,752

BRAZIL - 1.8%
Equatorial Energia S.A.	5,541,585	22,494,656

CANADA - 4.8%
Aecon Group Inc.	1,304,900	17,437,232
Equitable Group Inc.	359,400	19,605,964
goeasy Ltd.	164,300	23,317,021
		60,360,217
CHINA - 1.1%
Shanghai Mechanical & Electrical Industry Co.Limited - B	4,810,776	6,561,898
Xinhua Winshare Publishing and Media Co., Limited	9,164,500	6,947,167
		13,509,065
COLUMBIA - 0.8%
Tecnoglass, Inc.	393,764	10,312,679

CZECH REPUBLIC - 0.9%
Moneta Money Bank A.S. (a)	2,591,481	11,118,088

DENMARK - 3.6%
DFDS A/S	374,399	19,978,480
Ringkjoebing Landbobank A/S	187,400	25,157,439
		45,135,919
FRANCE - 1.9%
Bonduelle S.A.	494,700	11,729,014
Elis S.A. (a)	707,300	12,241,421
		23,970,435
GERMANY- 0.7%
Sixt SE (a)	48,425	8,568,262

GREECE - 1.6%
Jumbo S.A.	1,431,529	20,510,877

HONG KONG - 1.8%
Samson Holding Limited (a)	74,790,800	2,398,279
VSTECS Holdings Limited	8,587,360	8,051,717
VTech Holdings Limited	1,533,700	12,009,849
		22,459,845
INDIA - 1.6%
LIC Housing Finance Limited	3,996,800	19,874,934

INDONESIA - 1.1%
PT. Pakuwon Jati Tbk (a)	415,457,800	13,525,516

IRELAND - 6.7%
C & C Group plc (a)	8,194,045	25,770,788
Glanbia plc	1,608,400	22,496,384
Greencore Group plc (a)	15,220,000	26,696,329
Origin Enterprises plc	2,334,090	8,758,809
		83,722,310
ITALY - 0.4%
De'Longhi SpA	139,036	4,983,414

JAPAN - 12.5%
Daicel Corporation	2,707,700	18,693,253
Dowa Holdings Co., Limited	500,800	21,027,033
Kanematsu Corporation	1,693,100	18,834,276
Kyudenko Corporation	588,700	18,148,452
Mizuho Leasing Company, Limited	404,800	11,213,686
Prima Meat Packers Limited	1,033,300	22,289,238
Sankyu Inc.	464,000	19,220,008
Sanwa Holdings Corporation	1,479,900	15,768,636
Tsubakimoto Chain Co., Limited	403,300	11,067,066
		156,261,648
NETHERLANDS - 1.4%
Intertrust N.V. (a)	763,500	17,016,830

NORWAY - 5.1%
ABG Sundal Collier Holding ASA	5,824,908	6,096,856
SpareBank Nord-Norge	735,389	9,390,109
Sparebank 1 Oestlandet	568,688	9,389,675
SpareBank 1 SMN	961,828	16,251,701
SpareBank 1 SR-Bank ASA	931,626	14,072,166
Sparebanken Vest	788,092	8,954,880
		64,155,387
PORTUGAL - 1.5%
Redes Energéticas Nacionais, SGPS, S.A.	6,530,905	18,900,561

SINGAPORE - 3.9%
AEM Holdings Limited	7,160,200	27,935,508
Venture Corporation, Limited	1,567,200	21,284,255
		49,219,763
SOUTH KOREA - 3.4%
Cuckoo Holdings Co., Limited	290,220	4,675,258
ENF Technology Co., Limited	692,686	19,957,515
Fila Holdings Corporation	221,700	6,685,968
Nature Holdings Co., Limited (The)	436,302	10,863,966
		42,182,707
SWEDEN - 4.7%
Cloetta AB, Class B	3,732,700	10,801,615
Duni AB (a)	485,645	6,265,072
Hexpol AB	1,695,000	22,708,833
Loomis AB, Class B	706,161	18,773,451
		58,548,971
TAIWAN - 16.2%
BizLink Holding, Inc.	2,644,000	24,942,495
Cathay Real Estate Development Co., Limited	9,141,300	6,360,286
Elite Material Co., Limited	2,855,600	28,693,274
Hitron Technologies Inc.	7,328,800	6,317,703
Huaku Development Co., Limited	6,979,800	23,058,290
Kings Town Bank	14,104,500	20,672,190
Primax Electronics Limited	11,882,200	24,351,059
Sercomm Corporation	9,382,000	25,670,199
Taiwan Union Technology Corporation	5,380,900	19,837,778
Tripod Technology Corporation	5,131,300	23,090,572
		202,993,846
THAILAND - 3.5%
Thanachart Capital PCL	18,690,500	21,121,580
TISCO Financial Group	7,836,500	22,520,700
		43,642,280
UNITED KINGDOM - 15.0%
Cineworld Group plc (a)	3,796,300	1,644,909
Countryside Properties plc (a)(b)	2,905,000	17,706,217
Crest Nicholson Holdings plc	2,611,400	13,157,806
Halfords Group plc	3,616,344	16,918,396
Inchcape plc	1,725,432	21,255,322
Keller Group plc	457,639	6,105,572
Lancashire Holdings Limited	3,096,170	22,226,332
National Express Group plc (a)	6,402,700	22,304,950
OSB Group PLC	3,172,817	23,829,433
QinetiQ	6,120,800	22,052,456
Vistry Group plc	1,331,108	21,346,768
		188,548,161

TOTAL COMMON STOCK		1,230,252,123
(Cost $ 1,101,844,552)

SHORT TERM INVESTMENTS - 1.6%
	Par Value	Value
Money Market - 1.6%
Federated Hermes Treasury Obligations Fund, 0.01% (c)	20,476,873	$20,476,873
(Cost $ 20,476,873)

TOTAL INVESTMENTS - 99.8%		1,250,728,996
(Cost $ 1,122,321,425)
OTHER ASSETS & LIABILITIES (NET) - 0.2%		2,646,054
NET ASSETS - 100%		$1,253,375,050

(a)	Non-income producing security
(b)	Rule 144 restricted security
(c)	Interest rate reflects seven-day effective yield on December 31, 2021.
(d)	At December 31, 2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 1,132,541,923 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$205,532,676
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(87,345,603)
Net unrealized appreciation/(depreciation)	$118,187,073

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	22.7%
Industrials	21.5%
Information Technology	15.8%
Consumer Discretionary	14.5%
Consumer Staples	10.3%
Materials	6.6%
Real Estate	3.4%
Utilities	3.3%
Communication Services	0.1%
Cash and Other Assets (Net)	1.8%
100.0%

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Common Stock - 96.7%

	Shares	Value
AUSTRIA - 1.1%
Andritz AG	965,800	$49,838,531

BELGIUM - 2.6%
D'leteren S.A.	231,685	45,209,400
Solvay S.A.	581,118	67,534,978
		112,744,378
CANADA - 7.1%
Lundin Mining Corporation	6,063,200	47,422,749
Magna International Inc.	1,114,907	90,334,651
Methanex Corporation	1,987,993	78,751,718
Toronto-Dominion Bank	1,174,252	90,151,171
		306,660,289
CHILE - 1.4%
Antofagasta plc	3,347,944	60,696,506

CHINA - 1.8%
Weichai Power Company Limited	40,628,000	79,522,758

COLOMBIA - 1.7%
Bancolombia S.A. (a)	1,099,700	34,739,523
Bancolombia S.A.	4,397,800	37,494,757
		72,234,280
FRANCE - 6.5%
Ipsos	919,480	43,130,032
Michelin (CGDE)	418,300	68,567,142
Publicis Groupe	1,539,147	103,613,262
Vinci SA	619,098	65,408,682
		280,719,118
GERMANY - 9.9%
BASF SE	1,056,500	74,221,708
Deutsche Telekom AG	3,739,477	69,312,571
flatexDegiro AG	1,313,283	30,226,118
Fresenius SE & Company KGaA	993,500	39,993,063
Hannover Rueck SE	346,100	65,784,188
HeidelbergCement AG	1,086,100	73,509,975
Muenchener Rueckversicherungs-Gesellschaft	251,230	74,420,531
		427,468,154
GREECE - 0.3%
Jumbo S.A.	765,004	10,960,940

INDIA - 2.0%
Infosys Limited - SP (a)	3,423,084	86,638,256

IRELAND - 2.6%
Greencore Group plc (b)	21,867,835	38,356,828
Jazz Pharmaceuticals plc (b)	569,000	72,490,600
		110,847,428
ITALY -0.4%
Trevi Finanziaria Industriale SpA (b)	16,792,356	17,987,718

JAPAN - 13.2%
Asahi Group Holdings Ltd.	1,614,000	62,707,099
Brother Industries, Ltd.	3,455,900	66,354,000
Daicel Corporation	4,652,700	32,121,024
Daito Trust Construction Company, Ltd.	554,900	63,462,576
Honda Motor Company, Ltd.	2,269,000	63,643,524
KDDI Corporation	2,459,300	71,800,326
Marubeni Corporation	7,967,800	77,460,398
Sony Group Corporation	632,000	79,442,491
Sumitomo Mitsui Trust Holdings, Inc.	1,681,700	56,122,384
		573,113,822

NORWAY - 6.5%
DNB Bank ASA	3,881,230	88,906,984
SpareBank 1 SR-Bank ASA	6,205,787	93,738,116
Sparebanken Vest	2,183,075	24,805,701
Yara International ASA	1,468,500	74,105,270
		281,556,071
PUERTO RICO - 2.5%
Popular, Inc.	1,324,850	108,690,694

RUSSIA - 1.6%
ALROSA Company PJSC	41,136,300	67,348,178

SINGAPORE - 1.4%
United Overseas Bank Limited	3,030,147	60,459,097

SOUTH KOREA - 11.6%
Hyundai Mobis Company, Limited	329,100	70,457,161
Kia Motors Corporation	1,241,100	85,819,912
LG Electronics, Inc.	578,100	67,110,662
LG Uplus Corporation	6,343,873	72,577,643
Samsung Electronics Company Limited	1,173,032	77,264,694
Shinhan Financial Group Co., Limited	1,227,900	38,011,962
SK Hynix, Inc.	833,500	91,851,525
		503,093,559
SWEDEN - 4.5%
Duni AB (b)	1,566,400	20,207,371
Loomis AB, Class B	1,446,683	38,460,398
SKF AB-B	2,776,000	65,767,459
Svenska Handelsbanken AB, Class A	6,680,604	72,207,989
		196,643,217
SWITZERLAND - 1.5%
Novartis AG	737,950	65,016,051

TAIWAN - 0.9%
Catcher Technology Company, Limited	7,254,000	41,032,674

THAILAND - 0.5%
TISCO Financial Group	7,722,600	22,193,372

UNITED KINGDOM - 15.1%
Amcor plc	4,192,000	50,345,920
Babcock International Group plc (b)	10,646,152	45,941,542
Bellway plc	1,899,192	85,814,771
Bunzl plc	1,533,784	59,934,537
Cineworld Group plc (b)	36,487,127	15,809,606
Coca-Cola Europacific Partners plc	342,710	19,167,770
Inchcape plc	5,556,696	68,452,052
Linde plc	191,944	66,495,160
Mondi plc	3,237,313	80,151,894
Next plc	659,850	72,840,004
Taylor Wimpey plc	36,954,084	87,842,906
		652,796,162

TOTAL COMMON STOCK (Cost $ 3,511,508,541)		4,188,261,253

WARRANTS - 0.0%
ITALY -0.0%
Trevi Finanziaria Industriale SpA (b)
(Cost $ 7,585,702)	76,022	$337,146

SHORT TERM INVESTMENTS - 3.7%
	Par Value	Value
Money Market - 3.7%
Federated Hermes Treasury Obligations Fund, 0.01% (c) (Cost $ 160,347,296)	160,347,296	$160,347,296

TOTAL INVESTMENTS - 100.4% (Cost $ 3,679,441,539)		4,348,945,695
OTHER ASSETS & LIABILITIES (NET) - (0.4)%		(18,244,617)
NET ASSETS - 100%		$4,330,701,078

(a)	ADR - American Depositary Receipts
(b)	Non income producing security.
(c)	Interest rate reflects seven-day effective yield on December 31, 2021.
(d)	At December 31, 2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 3,689,834,672 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$891,912,820
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(232,801,797)
Net unrealized appreciation/(depreciation)	$659,111,023

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	21.2%
Financials	20.7%
Materials	17.8%
Industrials	11.5%
Communication Services	8.7%
Information Technology	8.4%
Health Care	4.1%
Consumer Staples	2.8%
Real Estate	1.5%
Cash and Other Assets (Net)	3.3%
100.0%

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Common Stock - 92.5%

	Shares	Value
BELGIUM - 1.3%
MATERIALS - 1.3%
Umicore N.V.	23,360	$949,647

CANADA - 2.4%
CONSUMER STAPLES - 2.4%
SunOpta Inc.	266,250	1,850,437

DENMARK - 1.9%
UTILITIES - 1.9%
Ørsted A/S	11,088	1,415,944

GERMANY - 6.8%
INFORMATION TECHNOLOGY - 6.8%
Infineon Technologies AG	49,109	2,276,192
PSI Software AG	38,972	2,051,858
SMA Solar Technology AG	19,305	820,583
		5,148,633
IRELAND - 6.0%
CONSUMER DISCRETIONARY - 2.7%
Aptiv PLC (a)	12,283	2,026,081

MATERIALS - 3.3%
Kingspan Group plc	21,370	2,551,569

TOTAL IRELAND		4,577,650

ISRAEL - 6.3%
INDUSTRIALS - 3.1%
Kornit Digital Ltd. (a)	15,720	2,393,370

INFORMATION TECHNOLOGY - 3.2%
SolarEdge Technologies, Inc. (a)	8,643	2,424,967

TOTAL ISRAEL		4,818,337

JAPAN - 4.7%
INDUSTRIALS - 2.2%
Kurita Water Industries Ltd.	35,548	1,685,485

INFORMATION TECHNOLOGY - 2.5%
Keyence Corporation	3,026	1,899,347

TOTAL JAPAN		3,584,832

NORWAY - 1.0%
INDUSTRIALS - 1.0%
Nel ASA (a)	430,133	741,903

SWITZERLAND - 3.0%
INFORMATION TECHNOLOGY - 3.0%
Landis+Gyr	33,176	2,248,264

UNITED STATES - 59.1%
ENERGY - 4.9%
Aspen Aerogels, Inc. (a)	75,090	3,738,731

FINANCIALS - 3.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	47,177	2,506,042

INDUSTRIALS - 23.3%
Array Technologies, Inc. (a)	79,626	1,249,332
Bloom Energy Corporation (a)	58,946	1,292,686
Energy Recovery, Inc. (a)	113,388	2,436,708
Enovix Corporation (a)	67,979	1,854,467
Generac Holdings Inc.	7,392	2,601,393
Lindsay Corporation	13,364	2,031,328
Sensata Technologies Holding plc	31,698	1,955,450
Sunrun Inc. (a)	60,227	2,065,786
Watts Water Technologies, Inc.	11,424	2,218,198
		17,705,348

INFORMATION TECHNOLOGY - 16.7%
Badger Meter, Inc.	20,973	2,234,883
Cognex Corporation	31,951	2,484,510
Enphase Energy, Inc. (a)	11,350	2,076,369
Iteris, Inc. (a)	298,014	1,192,056
Trimble Navigation Limited (a)	24,100	2,101,279
Wolfspeed, Inc.	23,360	2,610,947
		12,700,044
MATERIALS - 10.9%
Albemarle Corporation	10,503	2,455,286
Amyris, Inc.	233,447	1,262,948
Livent Corporation (a)	84,762	2,066,498
MP Materials Corp. (a)	54,098	2,457,131
		8,241,863

TOTAL UNITED STATES		44,892,027

TOTAL COMMON STOCK
(Cost $ 56,579,444)		70,227,674

SHORT TERM INVESTMENTS - 8.9%
	Par Value	Value
Money Market - 8.9%
Federated Hermes Treasury Obligations Fund, 0.01% (b) (Cost $ 6,806,030)	6,806,030	$6,806,030

TOTAL INVESTMENTS - 101.4%
(Cost $ 63,385,474)		77,033,704
OTHER ASSETS & LIABILITIES (Net) - (1.4%)		(1,030,818)
NET ASSETS - 100%		$76,002,886

(a)	Non-income producing security.
(b)	Interest rate reflects seven-day effective yield on December 31, 2021.
(c)	At December 31, 2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 63,385,505 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$17,689,076
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,040,877)
Net unrealized appreciation/(depreciation)	$13,648,199

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	33.0%
Information Technology	32.1%
Materials	12.1%
Energy	4.9%
Financials	3.3%
Consumer Discretionary	2.7%
Consumer Staples	2.4%
Utilities	1.9%
Cash and Other Assets (Net)	7.6%
100.0%

PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Common Stock - 94.5%

	Shares	Value
ARGENTINA - 2.0%
Globant S.A.	6,834	$2,146,491

AUSTRALIA - 0.2%
IDP Education Limited	9,394	236,660

AUSTRIA- 0.3%
Erste Group Bank AG	6,975	327,969

BRAZIL - 0.9%
Localiza Rent a Car S.A.	12,500	118,941
Weg S.A.	140,300	830,717
		949,658
CHINA - 19.2%
Bosideng International Holdings Limited	1,042,000	656,237
BYD Company Ltd.	22,200	759,145
Centre Testing International Group Co., Ltd.	212,200	894,627
China Huishan Dairy Holdings Co., Ltd. * (a)	208,000	-
China Longyuan Power Group H	678,000	1,582,751
China Merchants Bank Co., Ltd. - H Shares	68,000	528,122
Chinasoft International	339,000	441,779
Chongqing Brewery Co., Ltd.	35,600	845,230
Contemporary Amperex Technology Company, Ltd.	31,400	2,896,915
Ganfeng Lithium Co., Ltd.	66,000	1,038,724
Hanergy Mobile Energy Holding Group * (a)	36,000	-
JD.com, Inc.	5,050	177,482
Li Ning Company Limited	155,000	1,696,863
LONGi Green Energy Technology	114,260	1,545,362
NetEase Inc. (b)	1,150	117,047
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	16,300	973,898
Sungrow Power Supply Co., Ltd.	21,100	482,691
Tencent Holdings Limited	30,500	1,787,053
WuXi AppTec	53,400	924,669
WuXi Biologics (Cayman) Inc. (a)	101,000	1,198,972
Wuxi Lead Intelligent Equipment Co., Ltd.	106,400	1,241,561
Xtep International Holdings Limited	398,500	664,482
Yadea Group Holdings Ltd.	60,000	116,978
Yunnan Energy Investment Co.,Ltd.	13,000	510,748
		21,081,336
DENMARK - 0.2%
Novo Nordisk A/S	1,831	205,768

FRANCE - 2.1%
Hermès International S.A.	107	186,891
LVMH Moet Hennessy Louis Vuitton SE	461	381,109
Sartorius Stedim Biotech	1,102	604,508
Teleperformance SE	2,555	1,138,913
		2,311,421
HONG KONG - 1.6%
SITC International Holdings Company Ltd.	135,500	490,117
Techtronic Industries Company Limited	48,000	955,530
		1,445,647
HUNGARY - 0.8%
OTP Bank Nyrt.	15,715	804,906

INDIA - 16.1%
Apollo Hospitals Enterprise Limited	16,045	1,082,118
Asian Paints Ltd.	33,873	1,541,529
Bajaj Finserv Limited	17,224	1,616,680
Bharti Airtel Ltd.	52,424	482,238
Escorts Limited	22,399	575,134
Fortis Healthcare Limited	28,901	115,587
HDFC Bank Ltd.	92,930	1,849,457
Indian Energy Exchange Limited	176,529	600,338
Info Edge Limited	3,098	232,414
Infosys Limited	8,092	205,496
Infosys Limited - SP (b)	136,400	3,452,284
Mindtree Ltd.	18,077	1,162,403
Motherson Sumi Systems Ltd.	286,902	861,836
Reliance Industries Ltd.	49,088	1,563,821
Tata Motors Limited (a)(b)	32,700	1,049,343
Titan Company Limited	13,909	471,968
UltraTech Cement Ltd.	5,365	547,866
		17,410,512

INDONESIA - 1.2%
PT Bank Central Asia Tbk	927,100	474,852
PT Bank Jago Tbk	261,600	293,675
PT Telekomunikasi Indonesia Persero Tbk	920,000	260,782
Vale Indonesia Tbk	783,900	257,404
		1,286,713
JAPAN - 0.5%
Shimano, Inc.	1,160	308,850
Tokyo Electron Limited	435	250,374
		559,224
MALAYSIA - 0.2%
IHH Healthcare Berhad	141,400	249,130

MEXICO - 4.8%
Cemex S.A.B. CPO (a)	699,000	477,841
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	32,700	450,849
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	35,870	740,992
Grupo Financiero Banorte SAB de CV	175,100	1,138,129
Grupo Mexico S.A.B. de C.V. Class B	135,000	589,013
Wal-Mart de Mexico, S.A.B. de C.V.	499,500	1,857,168
		5,253,992
NETHERLANDS - 1.1%
ASML Holding N.V.	1,479	1,188,548

PANAMA - 0.5%
Copa Holdings, S.A.	7,120	588,539

POLAND - 0.2%
Dino Polska S.A.	2,752	250,796

RUSSIA - 3.8%
HeadHunter Group PLC	6,850	349,966
LUKoil P.J.S.C. (b)	22,013	1,970,164
Sberbank of Russia (a)(b)	99,759	1,601,132
Yandex N.V. (a)	2,770	167,585
		4,088,847
SINGAPORE - 0.6%
DBS Group Holdings Ltd.	28,600	692,832

SOUTH AFRICA - 0.8%
Capitec Bank	5,549	709,201
Clicks Group Limited	8,842	174,807
		884,008
SOUTH KOREA - 13.7%
Ecopro BM Co., Ltd.	1,496	630,239
Hana Financial Group, Inc.	10,151	359,075
Hyundai Motor Company Ltd.	7,434	1,307,008
KakaoBank Corp.	3,065	152,122
Kia Motors Corporation	22,273	1,540,139
Naver Corp.	5,738	1,826,989
Samsung Bioepis Co., Ltd. (a)	2,631	1,998,564
Samsung Electronics Company Limited	71,038	4,679,096
Samsung SDI Co., Ltd.	427	235,277
Shinhan Financial Group Co., Limited	22,886	708,479
SK Hynix, Inc.	13,053	1,438,438
		14,875,426
SWEDEN - 0.9%
Atlas Copco AB	6,480	447,893
Epiroc AB	21,246	537,844
		985,737
SWITZERLAND - 0.9%
Straumann Group	469	996,986

TAIWAN - 14.5%
Airtac International Group	2,200	81,107
ASPEED Technology, Inc.	1,800	231,937
Delta Electronics, Inc.	15,000	149,095
Giant Manufacturing Company, Ltd.	19,000	236,925
Hon Hai Precision Industry Co. ltd.	132,000	496,187
Makalot Industrial Co., Ltd.	117,000	1,044,530
MediaTek, Inc.	25,400	1,092,493
Momo.com Inc.	11,500	675,444
Nien Made Enterprise Company Ltd.	31,000	462,193
Silergy Corp.	10,300	1,870,730
Taiwan Semiconductor Manufacturing Co., Ltd.	194,200	4,316,803
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	42,300	5,089,113
		15,746,557
THAILAND - 0.8%
PTT Exploration & Production PCL (c)	238,900	843,892

UNITED KINGDOM - 0.7%
Endava PLC (a)(b)	4,744	796,613

UNITED STATES - 5.9%
Danaher Corporation	1,920	631,699
EPAM Systems, Inc. (a)	1,005	671,792
Estee Lauder Companies, Inc. (The)	2,985	1,105,047
Mercado Libre, Inc.	306	412,610
Microsoft Corporation	4,646	1,562,543
NVIDIA Corporation (a)	2,378	699,394
Samsonite International S.A.	197,200	400,658
TE Connectivity Ltd.	5,487	885,272
		6,369,015

TOTAL COMMON STOCK
(Cost $ 88,468,996)		102,577,223

Preferred Stock - 0.5%
SOUTH KOREA - 0.5%
Samsung Electronics Co., Ltd. (Cost $ 357,644)	9,148	547,918

P-Notes - 2.4%
SAUDI ARABIA - 2.4%
AL Rajhi Bank	59,489	2,247,203
Leejam Sports Co., JSC	13,940	403,294
(Cost $ 1,943,826)		2,650,497

Exchange Traded Funds - 2.3%
United States - 2.3%
iShares Core MSCI Emerging Markets ETF (Cost $ 2,395,763)	40,500	2,424,330

SHORT TERM INVESTMENTS - 0.4%	Par Value	Value
Money Market - 0.4%
Federated Hermes Treasury Obligations Fund, 0.01% (d) (Cost $ 299,775)	299,775	299,775

TOTAL INVESTMENTS - 100.1%
(Cost $ 93,466,004)		108,499,743
OTHER ASSETS & LIABILITIES (Net) - (0.1%)		(50,154)
NET ASSETS - 100%		$108,449,589

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of December 31, 2021.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipts
(c)	NVDR - Non Voting Depositary Receipts
(d)	Interest rate reflects seven-day effective yield on December 31, 2021.
(e)	At December 31, 2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 93,829,310 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,715,423
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,044,990)
Net unrealized appreciation/(depreciation)	$14,670,433

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	33.5%
Financials	13.0%
Consumer Discretionary	12.9%
Industrials	11.3%
Health Care	8.3%
Materials	4.6%
Communication Services	4.5%
Energy	4.0%
Consumer Staples	3.9%
Utilities	1.4%
Mutual Funds	2.3%
Cash and Other Assets (Net)	0.3%
100.0%